UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	1/31/2006

Item 1. Schedule of Investments

Dryden International Equity Fund

Schedule of Investments

as of January 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.9%
COMMON STOCKS 96.9%

Australia 4.6%
69,162	Australia and New Zealand Banking Group, Ltd.	$1,305,804
97,971	BHP Billiton PLC	1,916,588
107,765	BlueScope Steel, Ltd.	639,809
47,732	Boral, Ltd.	325,372
42,753	Centro Properties Trust	200,015
26,242	Commonwealth Bank of Australia	888,443
90,013	Computershare, Ltd.	470,257
7,801	CSL, Ltd.	257,306
199,685	CSR, Ltd.	641,981
24,015	DCA Group, Ltd.	65,554
160,252	General Property Trust	492,118
87,142	Macquarie Airports	205,494
69,791	Macquarie Infrastructure Group	186,804
88,167	Mirvac Group	271,421
28,758	National Australian Bank, Ltd.	738,777
20,049	QBE Insurance Group, Ltd.	294,161
60,195	Quantas Airways, Ltd.	188,504
6,867	Rio Tinto, Ltd.	394,786
61,700	Santos, Ltd.	612,869
188,917	Stockland Trust	929,666
4,701	Suncorp-Metway, Ltd.	78,776
5,507	Wesfarmers, Ltd.	158,884
81,285	Westpac Banking Corp.	1,434,228
14,435	Woodside Petroleum, Ltd.	494,947
98,211	Woolworths, Ltd.	1,284,578

		14,477,142

Austria 0.8%
4,096	Boehler-Uddeholm AG	791,885
15,136	OMV AG	1,069,529
7,048	Telekom Austria AG	170,603
4,773	Voestalpine AG	562,594

		2,594,611

Belgium 0.8%
3,748	Belgacom SA	115,454
271	D’ieteren SA	76,729
50,311	Dexia	1,236,774
24,105	Fortis	838,611
2,594	KBC Group	260,522

		2,528,090

Denmark 1.0%
69	A P Moller - Maersk A/S	687,467
6,035	Danisco A/S	460,297
22,132	Danske Bank A/S	777,361
801	DSV A/S	111,363

20,771	Novo Nordisk SA	1,163,234

		3,199,722

Finland 1.6%
10,124	Kesko Oyj (Class “B” Shares)	300,175
91,044	Nokia Oyj	1,665,020
49,664	Rautaruukki Oyj	1,500,288
50,028	Sampo Oyj (Class “A” Shares)	975,100
10,821	YIT-Yhtyma Oyj	515,712

		4,956,295

France 9.3%
18,825	Air France-KLM	428,226
7,940	Alcatel SA	104,684
42,212	AXA SA	1,431,107
35,300	BNP Paribas SA	3,148,492
17,237	Bouygues SA	945,067
4,909	Business Objects SA(a)	202,220
20,732	Carrefour SA	978,985
7,139	CNP Assurances	620,262
25,087	Compagnie de Saint-Gobain	1,644,644
12,144	Compagnie Generale des Etablissements Michelin (Class “B” Shares)	725,299
18,364	Credit Agricole SA	648,254
7,160	Euronext NV	440,681
50,638	France Telecom SA	1,151,899
652	Groupe Danone	71,068
3,766	Lafarge SA	396,305
1,293	Pernod-Ricard SA	240,393
3,933	Peugeot SA	233,560
6,204	Publicis Groupe	233,930
9,998	Renault SA	943,987
14,784	Safran SA	390,556
37,677	Sanofi-Aventis	3,454,358
5,707	Schneider Electric SA	596,401
13,748	Societe Generale	1,815,937
33,195	Suez SA	1,227,861
18,881	Total SA	5,212,728
1,265	Veolia Environnement	64,039
6,562	Vinci	610,398
838	Vinci SA	77,951
37,065	Vivendi Universal SA	1,161,124

		29,200,416

Germany 6.6%
4,018	Adidas-Salomon AG	843,695
10,744	Allianz AG	1,729,479
29,365	BASF AG	2,310,120
13,307	Bayer AG	555,119
11,403	Continental AG	1,109,483
33,561	DaimlerChrysler AG	1,927,757
28,969	Deutsche Bank AG	3,110,082
9,771	Deutsche Boerse AG	1,238,740
26,512	Deutsche Post AG	747,416
48,670	Deutsche Telekom AG	771,207
5,420	E.ON AG	606,584
11,460	Man AG	657,988
6,765	Muenchener Rueckversicherungs - Gesellschaft AG	919,055
3,089	Puma AG Rudolf Dassler Sport	981,871

5,938	RWE AG	489,939
5,413	SAP AG	1,108,332
4,806	Siemens AG	438,937
12,752	Suedzucker AG	309,448
27,853	ThyssenKrupp AG	710,083
15,615	TUI AG	333,005

		20,898,340

Greece 0.6%
1,302	Cosmote Mobile Telecommunications SA	30,061
2,740	Hellenic Telecommunication Organizaiton SA	63,394
32,164	Intracom SA	264,210
23,458	National Bank of Greece SA	1,072,363
10,600	OPAP SA	398,527
1,500	Piraeus Bank SA	35,871
2,255	Titan Cement Co.	99,194

		1,963,620

Hong Kong 1.3%
138,000	Cheung Kong Holdings, Ltd.	1,480,907
28,000	CLP Holdings, Ltd.	159,711
42,000	Henderson Land Development Co., Ltd.	213,580
214,652	Hong Kong Exchanges and Clearing, Ltd.	1,047,285
74,000	Hopewell Holdings, Ltd.	186,008
35,000	Kerry Properties, Ltd.	113,693
78,000	Sun Hung Kai Properties, Ltd.	807,876
13,000	Swire Pacific, Ltd. (Class “A” Shares)	121,072
16,000	Wharf Holdings	61,667

		4,191,799

Ireland 1.1%
47,743	Allied Irish Banks PLC	1,073,281
87,090	Bank of Ireland	1,494,289
11,853	CRH PLC(a)	367,283
23,263	Depfa Bank PLC	397,168
3,409	Irish Life & Permanent PLC	72,700

		3,404,721

Italy 2.9%
2,336	Assicurazioni Generali SpA	80,758
172,748	Banca Intesa SpA	982,930
34,106	Banca Nazionale del Lavoro (BNL)(a)	121,017
22,152	Banca Popolare di Milano Scrl	272,411
14,714	Banche Popolari Unite Scrl	345,080
17,428	Banco Popolare di Verona E Novara Scrl	400,259
25,595	Benetton Group SpA	309,775
51,574	Capitalia SpA	333,093
88,368	Enel SpA	747,908
107,727	ENI SpA	3,256,919
27,175	Gruppo Editoriale L’Espresso SpA	144,636
8,356	Italcementi SpA	159,314
26,241	Mediaset SpA	307,071
11,365	Sanpaolo IMI SpA	184,919
13,840	Snam Rete Gas SpA	59,997
109,768	Telecom Italia Mobile SpA	258,767
27,631	Tiscali SpA(a)	87,801

167,827	UniCredito Italiano SpA	1,198,123

		9,250,778

Japan 25.1%
13,080	Acom Co., Ltd.	749,308
5,700	Advantest Corp.	699,714
7,100	Aisin Seiki Co., Ltd.	262,683
30,975	Alps Electric Co., Ltd.	437,275
17,000	Amada Co., Ltd.	154,051
4,100	Aoyama Trading Co., Ltd.	135,962
30,647	Asahi Breweries, Ltd.	384,573
71,000	Asahi Kasei Corp.	483,603
18,400	Astellas Pharma, Inc.	760,752
139,882	Bank of Fukuoka, Ltd.(The)	1,203,196
37,000	Bridgestone Corp.	752,270
45,063	Canon, Inc.	2,719,800
27,000	Central Glass Co., Ltd.	163,420
14,000	Chiyoda Corp.	360,428
33,600	Chubu Electric Power Co., Inc.	820,630
13,000	Dai Nippon Printing Co., Ltd.	234,389
46,000	Dai Nippon Screen Manufacturing Co., Ltd.	487,038
6,100	Daito Trust Construction Co., Ltd.	286,007
26,000	Daiwa Securities Group, Inc.	305,204
116,286	Denki Kagaku Kogyo K K	530,353
9,800	Denso Corp.	345,032
77	East Japan Railway Co.	534,973
4,000	Eisai Co., Ltd.	170,837
28,554	FamilyMart Co., Ltd.	956,628
198	Fuji Television Network, Inc.	494,557
84,000	Fujikura, Ltd.	830,655
69,000	Fujitsu, Ltd.	608,209
6,000	Hankyu Department Stores, Inc.	58,105
7,653	Hokkaido Electric Power Co., Inc.	171,255
34,087	Honda Motor Co., Ltd.	1,935,292
25,400	Hoya Corp.	1,017,689
9,800	Ibiden Co., Ltd.	549,712
3,600	Isetan Co., Ltd.	78,718
45,000	Itochu Corp.	382,081
92	Japan Tobacco, Inc.	1,427,390
32,900	JFE Holdings, Inc.	1,180,760
16,670	JS Group Corp.	350,297
7,000	Kaneka Corp.	92,136
16,000	Kansai Electric Power Co., Inc. (The)	359,405
25,000	Kawasaki Kisen Kaisha, Ltd.	160,692
41	KDDI Corp.	216,700
1,700	Keyence Corp.	467,371
106,000	Kobe Steel, Ltd.	363,258
75,000	Komatsu, Ltd.	1,384,212
75,000	Kubota Corp.	714,803
6,100	Kyocera Corp.	543,412
40,200	Kyushu Electric Power Co., Inc.	914,999
22,000	Makita Corp.	639,529
194,222	Marubeni Corp.	1,036,469
67,000	Matsushita Electric Industrial Co., Ltd.	1,456,460
56,843	Mitsubishi Chemical, Inc.	363,431
56,800	Mitsubishi Corp.	1,326,729
12,000	Mitsubishi Electric Corp.	97,694
80,000	Mitsubishi Gas Chemical Co., Inc.	917,267
83,000	Mitsubishi Heavy Industries, Ltd.	375,713
74,000	Mitsubishi Rayon Co., Ltd.	500,882
143	Mitsubishi UFJ Financial Group, Inc.	2,071,422

97,000	Mitsui & Co., Ltd.	1,394,987
4,000	Mitsui Fudosan Co., Ltd.	84,225
131,000	Mitsui O.S.K. Lines, Ltd.	1,187,102
6,000	Mitsui Trust Holdings, Inc.	88,641
372	Mizuho Financial Group, Inc.	3,044,373
28,000	NGK SPARK PLUG Co., Ltd.	699,373
26,000	NHK Spring Co., Ltd.	326,926
10,100	Nidec Corp.	925,579
4,000	Nikon Corp.	68,539
5,000	Nippon Electric Glass Co., Ltd.	131,708
48,000	Nippon Oil Corp.	380,956
35,000	Nippon Shokubai Co., Ltd.	416,521
87,000	Nippon Steel Corp.	321,879
499	Nippon Telegraph and Telephone Corp.	2,314,105
97,000	Nippon Yusen Kabushiki Kaisha	716,926
116,670	Nissan Motor Co., Ltd.	1,312,855
32,700	Nisshin Seifun Group, Inc.	345,663
1,450	Nitori Co., Ltd.	153,894
18,500	Nomura Holdings, Inc.	361,153
113,753	NSK, Ltd.	842,687
7,000	NTN Corp.	55,675
133	NTT Data Corp.	661,003
671	NTT DoCoMo, Inc.	1,086,825
15	NTT Urban Development Corp.	117,131
34,000	Obayashi Corp.	273,322
18,000	Oji Paper Co., Ltd.	105,111
2,500	ORIX Corp.	646,818
234,993	Osaka Gas Co., Ltd.	845,378
14,050	Promise Co., Ltd.	814,458
16,000	Ricoh Co., Ltd.	274,839
1,900	Sankyo Co., Ltd.	123,584
31,000	Sanwa Shutter Corp.	196,351
9,000	Sega Sammy Holdings, Inc.	323,004
7,000	Seino Transportation Co., Ltd.	70,952
10,000	Sekisui Chemical Co., Ltd.	77,661
42,000	Sekisui House, Ltd.	654,499
4,545	Seven & I Holdings Co., Ltd.	192,176
16,000	Shimizu Corp.	126,303
3,300	Shin-Etsu Chemical Co., Ltd.	187,639
7,000	Shionogi & Co., Ltd.	105,682
8,000	Shiseido Co., Ltd.	153,446
12,400	Sony Corp.	602,532
30,000	Sumitomo Chemical Co., Ltd.	231,192
90,000	Sumitomo Corp.	1,231,405
16,000	Sumitomo Electric Industries, Ltd.	265,291
32,000	Sumitomo Heavy Industries, Ltd.	285,342
220,000	Sumitomo Metal Industries, Ltd.	892,716
143	Sumitomo Mitsui Financial Group, Inc.	1,670,091
118,749	Sumitomo Osaka Cement Co., Ltd.	374,555
100,269	Sumitomo Trust & Banking Co., Ltd. (The)	1,103,510
5,141	Taiheiyo Cement Corp.	20,817
31,000	Taisei Corp.	158,032
10,000	Taisho Pharmaceutical Co., Ltd.	193,086
24,100	Takeda Chemical Industries, Ltd.	1,364,170
11,451	Takefuji Corp.	689,178
62,641	Tanabe Seiyaku Co., Ltd.	670,705
4,100	TDK Corp.	296,739
37,000	Teijin, Ltd.	252,334
15,700	Tohoku Electric Power Co., Inc.	337,944
8,000	Tokuyama Corp.	151,741
27,300	Tokyo Electric Power Co., Inc.(The)	686,544
11,800	Tokyo Electron, Ltd.	904,326

14,000	Toray Industries, Inc.	116,960
83,000	Toshiba Corp.	531,375
18,000	Toyo Suisan Kaisha, Ltd.	285,870
6,900	Toyota Industries, Corp.	249,989
95,334	Toyota Motor Corp.	4,941,229
14,980	UNY Co., Ltd.	234,587
25	West Japan Railway Co.	102,937
3,200	Yamada Denki Co., Ltd.	412,463
14,800	Yamaha Corp.	259,273
7,900	Yamaha Motor Co., Ltd.	202,711

		78,955,023

Netherlands 3.5%
36,645	ABN AMRO Holding NV	1,017,496
84,813	Aegon NV	1,370,711
31,979	Buhrmann NV	499,733
3,899	Corio NV	229,314
9,461	European Aeronautic Defence and Space Co.	370,765
75,956	ING Groep NV	2,710,802
44,125	James Hardie Industries NV	294,762
9,591	Koninklijke Ahold NV(a)	74,006
16,961	Koninklijke DSM NV	758,869
4,179	Randstad Holdings NV	211,758
71,414	Royal KPN NV	689,894
9,704	TNT NV(a)	318,616
26,318	Unilever NV	1,846,872
1,387	Wereldhave NV	143,176
18,927	Wolters Kluwer NV	419,046

		10,955,820

New Zealand 0.2%
60,000	Air New Zealand, Ltd.	53,434
70,573	Fletcher Building, Ltd.	364,842
36,693	Telecom Corporation of New Zealand, Ltd.	142,584
20,000	Tower, Ltd.	28,909

		589,769

Norway 0.9%
109,809	DNB NOR ASA	1,229,710
9,815	Norsk Hydro ASA	1,204,634
2,851	Orkla ASA	113,567
8,690	Statoil ASA	239,045
12,300	Yara International ASA	182,117

		2,969,073

Portugal 0.3%
29,912	Banco Comercial Portugues SA	87,598
193,680	Energias de Portugal SA	637,802
7,260	Jeronimo Martins SGPS SA	115,480

		840,880

Singapore 0.7%
70,000	Cosco Corp. Singapore, Ltd.	48,764
8,000	Fraser & Neave, Ltd.	92,719
1,000	Haw Par Corp., Ltd.	3,329

28,000	Jardine Cycle & Carriage, Ltd.	196,782
54,000	Keppel Corp., Ltd.	436,101
73,000	Keppel Land, Ltd.	171,013
20,199	MCL Land, Ltd.	21,543
215,059	Neptune Orient Lines, Ltd.	330,126
45,000	Singapore Airlines, Ltd.	393,934
50,000	Singapore Post, Ltd.	36,064
221,033	Singapore Telecommunications, Ltd.	346,109
7,500	United Overseas Bank, Ltd.	67,043

		2,143,527

Spain 4.1%
3,293	Altadis SA	136,892
7,410	Antena 3 de Television SA	200,706
72,242	Banco Bilbao Vizcaya Argentaria SA	1,458,991
173,965	Banco Santander Central Hispano SA	2,502,911
4,651	Corporacion Mapfre SA	83,419
53,417	Endesa SA	1,538,366
15,222	Grupo Ferrovial SA	1,189,363
36,453	Iberdrola SA	1,037,857
9,304	Industria de Diseno Tectil SA (Inditex)	319,615
1,688	Metrovacesa SA	115,892
24,600	Promotora de Informaciones SA	452,577
70,354	Repsol YPF SA	1,907,305
86,523	Telefonica SA	1,320,544
16,241	Union Fenosa SA	611,796

		12,876,234

Sweden 1.7%
14,352	Billerud AB	193,714
11,928	Eniro AB	155,499
1,500	Sandvik AB	73,873
37,987	Skandinaviska Enskilda Banken AB (Class “A” Shares)	847,868
5,004	SSAB Svenskt Stal AB (Class “A” Shares)	217,118
2,700	Svenska Cellulosa AB (Class “B” Shares)	112,528
9,800	Svenska Handelbanken AB (Class “A” Shares)	241,319
25,500	Swedish Match AB	321,516
246,797	Telefonaktiebolaget LM Ericsson (Class “B” Shares)	890,459
57,175	TeliaSonera AB	325,247
40,320	Volvo AB (Class “B” Shares)	1,975,092

		5,354,233

Switzerland 7.1%
1,383	Ciba Specialty Chemicals	87,840
43,617	Credit Suisse Group	2,546,841
1,579	Givaudan AG	1,123,314
3,548	Holcim, Ltd.	268,504
12,178	Logitech International(a)	517,716
11,092	Nestle SA	3,253,549
319	Nobel Biocare Holding AG	72,361
61,885	Novartis AG	3,398,120
1,651	Rieter Holding AG	543,683
17,597	Roche Holdings AG	2,780,393
1,299	Sulzer AG	778,313
3,440	Swatch Group AG	112,608
8,095	Swiss Re	601,846
2,816	Swisscom AG	865,098
36,465	UBS AG	3,964,673

5,937	Zurich Financial Services AG	1,300,293

		22,215,152

United Kingdom 22.7%
11,519	3I Group PLC	187,916
37,478	ABB, Ltd.(a)	407,481
33,808	Anglo American PLC	1,299,128
39,084	Arriva PLC	408,147
74,892	AstraZeneca PLC	3,626,622
141,716	Aviva PLC	1,816,484
5,772	BAA PLC	64,178
104,083	BAE Systems PLC	772,137
263,907	Barclays PLC	2,821,656
34,674	Barratt Developments PLC	615,312
7,592	Bellway PLC	155,052
14,347	Berkeley Group Holdings PLC	282,800
109,600	BHP Billiton PLC	2,024,863
15,306	Boots Group PLC	173,180
298,387	BP PLC	3,588,437
38,584	BP PLC ADR	2,790,009
95,081	British Airways PLC(a)	551,007
29,925	British American Tobacco PLC	674,512
65,902	British Sky Broadcasting PLC	569,788
545,916	BT Group PLC	1,995,797
49,331	Cadbury Schweppes PLC	484,437
3,270	Carnival PLC	181,502
12,009	Centrica PLC	56,989
38,819	COLT Telecom Group PLC(a)	41,263
35,314	Diageo PLC	525,523
102,221	DSG International PLC	319,151
13,848	Enterprise Inns PLC	227,634
51,390	Firstgroup PLC	370,036
47,078	Friends Provident PLC	168,342
35,805	George Wimpey PLC	327,564
166,163	GlaxoSmithKline PLC	4,250,812
15,527	Hanson PLC	179,271
120,832	HBOS PLC	2,124,894
25,951	Henderson Group PLC	36,010
302,412	HSBC Holdings PLC	5,024,867
104,386	Imperial Chemical Industries PLC	677,355
43,079	Imperial Tobacco Group PLC	1,281,388
5,343	Inchcape PLC	225,560
75,268	Kelda Group PLC	1,048,457
29,818	Kesa Electricals PLC	132,086
190,428	Kingfisher PLC	804,587
323,587	Legal & General Group PLC	721,020
232,974	Lloyds TSB Group PLC	2,111,691
86,783	Mitchells & Butlers PLC	628,359
46,922	National Grid PLC	480,397
39,576	Persimmon PLC	885,005
219,243	Pilkington PLC	608,456
16,336	Reckitt Benckiser PLC	536,483
49,150	Resolution PLC	561,792
19,594	Rio Tinto PLC	999,377
67,461	Royal & Sun Alliance Insurance Group PLC	150,617
76,201	Royal Bank of Scotland Group PLC (The)	2,358,786
92,736	Royal Dutch Shell PLC	3,156,037
101,923	Royal Dutch Shell PLC (Class “B” Shares)	3,655,456
46,185	SABMiller PLC	939,952
6,917	Scottish & Newcastle PLC	61,527
12,871	Scottish & Southern Energy PLC	244,776

67,392	Scottish Power PLC	686,976
17,313	Severn Trent PLC	352,968
17,520	Smiths Group PLC	309,189
77,935	Stagecoach Group PLC	155,285
82,889	Tate & Lyle PLC	849,372
39,965	Taylor Woodrow PLC	277,283
280,808	Tesco PLC	1,588,603
10,506	Tomkins PLC	57,332
4,775	Trinity Mirror PLC	51,988
20,072	Unilever PLC	211,036
30,238	United Utilities PLC	364,184
1,863,479	Vodafone Air Touch PLC	3,911,877
37,371	Vodafone Group PLC ADR	788,902
16,971	Whitbread PLC	320,786
10,007	William Hill PLC	101,653
9,005	WPP Group PLC	99,965

		71,539,364

	Total common stocks	305,104,609

PREFERRED STOCK

Germany
159	Porsche AG	123,944

	Total long-term investments (cost $247,745,318)	305,228,553

Principal Amount (000)
SHORT-TERM INVESTMENTS 0.2%
U.S. GOVERNMENT SECURITIES

United States 0.2%
	United States Treasury Bill (b)(c)
$500	3.80%, 3/16/2006 (cost $497,737)	497,532

	Total Investments 97.1% (cost $248,243,055)(d)	305,726,085

	Other assets in excess of liabilities(e) 2.9%	9,091,470

	Net Assets 100%	$314,817,555

ADR – American Depository Receipt

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$248,352,631	$59,577,903	$2,204,449	$57,373,454

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

(e)	Other assets in excess of liabilities include net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at January 31, 2006:

Number of Contracts	Type	Expiration Date	Value at January 31, 2005	Value at Trade Date	Unrealized Appreciation
	Long Positions:
10	Hang Seng Stock Index	Feb 06	$1,022,397	$998,677	$23,720
29	FTSE 100 Index	Mar 06	2,962,632	2,865,471	97,161
25	Share Price Index 200	Mar 06	2,333,508	2,187,653	145,855
13	DJ Euro Stoxx 50 Index	Mar 06	585,280	567,704	17,576
26	Nikkei 225 Index	Mar 06	2,154,100	2,034,550	119,550

					$403,862

The industry classification of portfolio holdings shown as a percentage of net assets as of January 31, 2006 was as follows:

Banks	17.6%
Oil & Gas	8.8
Pharmaceuticals	7.1
Telecommunications	6.4
Insurance	4.6
Diversified Financial Services	4.4
Auto Manufacturers	4.3
Food	4.0
Electric	3.7
Chemicals	2.9
Iron/Steel	2.3
Mining	2.1
Building Materials	2.1
Distribution/Wholesale	2.0
Transportation	1.8
Real Estate	1.7
Retail	1.7
Engineering & Construction	1.5
Electronics	1.4
Auto Parts & Equipment	1.3
Media	1.3
Agriculture	1.2
Home Builders	1.0
Office/Business Equipment	1.0
Machinery-Diversified	0.8
Electrical Components & Equipment	0.7
Home Furnishings	0.7
Beverages	0.7
Apparel	0.7
Miscellaneous Manufacturing	0.7
Computers	0.6
Water	0.6
Hand/Machine Tools	0.5
Airlines	0.5
Aerospace/Defense	0.5
Machinery-Construction & Mining	0.4
Software	0.4
Leisure Time	0.4
Gas	0.3
Semiconductors	0.3
Metal Fabricate/Hardware	0.3
Textiles	0.3
Holding Companies-Diversified	0.2
Household Products/Wares	0.2
Entertainment	0.2
U.S. Treasury Bill	0.2
Commercial Services	0.1
Forest Products & Paper	0.1
Investment Companies	0.1
Real Estate Investment Trusts	0.1
Advertising	0.1
Multi-line Insurance	0.1
Venture Capital	0.1
Cosmetics/Personal Care	0.0
Healthcare-Products	0.0
Healthcare-Services	0.0

97.1
Other assets in excess of liabilities	2.9

Total Investments	100%

Jennison Global Growth Fund

Portfolio of Investments

as of January 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS

Austria 1.2%
57,884	Erste Bank der Oesterreichischen Sparkassen AG	$3,219,338
29,300	Raiffeisen International Bank-Holding AG 144A(a)	2,119,865

		5,339,203

Bermuda 2.8%
105,400	Marvell Technology Group Ltd.(a)	7,211,468
187,700	Tyco International Ltd.(b)	4,889,585

		12,101,053

Canada 4.1%
149,100	Nexen, Inc.	8,561,322
116,300	Suncor Energy, Inc.	9,317,956

		17,879,278

France 5.7%
44,500	Sanofi-Aventis	4,079,915
72,300	Schneider Electric SA	7,555,593
38,163	Total SA	10,536,168
46,900	Veolia Environnement	2,374,236

		24,545,912

Germany 3.3%
84,600	Metro AG	4,303,298
76,700	RWE AG	6,328,445
41,254	Siemens AG	3,767,772

		14,399,515

Hong Kong 1.2%
229,300	Cheung Kong Holdings Ltd.	2,460,665
174,500	Esprit Holdings Ltd. 144A	1,517,196
157,000	Esprit Holdings Ltd.	1,365,041

		5,342,902

Ireland 1.7%
475,850	Anglo Irish Bank Corp. PLC	7,511,230

Italy 0.6%
90,867	Eni SpA	2,747,188

Netherlands 1.6%
52,400	Schlumberger Ltd.	6,678,380

Japan 14.9%
96,100	Credit Saison Co. Ltd.	4,309,160
47,300	Honeys Co. Ltd.	3,693,517
315,000	Mitsubishi Corp.	7,357,743
238,000	Mitsubishi Estate Co. Ltd.	5,528,750
521	Mitsubishi UFJ Financial Group Inc.	7,505,989
251,400	Nishimatsuya Chain Co. Ltd.	5,572,141
448,000	Nissan Chemical Industries Ltd.	7,241,021
523,700	Nissan Motor Co. Ltd.	5,893,048
433,000	Sumitono Realty & Development Co. Ltd.	9,818,678
446,000	Suruga Bank Ltd. (The)	5,733,498
26,400	Union Tool Co.	1,699,160

		64,352,705

Spain 2.7%
337,484	Banco Bilbao Vizcaya Argentaria SA	6,815,787
306,282	Telefonica SA	4,674,585

		11,490,372

Switzerland 8.7%
50,900	Alcon, Inc.	6,511,128
34,200	Holcim Ltd.	2,588,173
91,495	Novartis AG	5,024,013
69,100	Novartis AG ADR(b)	3,811,556
125,900	Roche Holding AG ADR	9,925,767
89,462	UBS AG	9,726,793

		37,587,430

United Kingdom 8.2%
248,500	BHP Billiton PLC	4,591,045
658,400	Cadbury Schweppes PLC	6,465,581
1,217,700	Kingfisher PLC	5,144,967
72,200	Royal Bank of Scotland Group PLC (The) 144A	2,234,936
108,540	Royal Bank of Scotland Group PLC (The)	3,359,833
1,227,800	Tesco PLC	6,945,980
595,400	WPP Group PLC	6,609,553

		35,351,895

United States 41.5%
173,800	Adobe Systems, Inc.(b)	6,903,336

96,900	American Express Co.	5,082,405
77,200	American International Group, Inc.	5,053,512
91,000	Amgen, Inc.(a)(b)	6,632,990
92,000	Apple Computer, Inc.(a)(b)	6,946,920
70,400	Broadcom Corp.(a)	4,801,280
46,900	Chico’s FAS, Inc.(a)(b)	2,042,964
113,500	E.I. du Pont de Nemours & Co.	4,443,525
60,700	Electronic Arts, Inc.(a)(b)	3,313,006
71,400	Federated Department Stores, Inc.	4,757,382
100,400	Gilead Sciences, Inc.(a)	6,111,348
19,800	Google, Inc., (Class A)(a)(b)	8,578,350
103,600	Halliburton Co.(b)	8,241,380
62,100	Honeywell International, Inc.	2,385,882
28,000	Keryx Biopharmaceuticals, Inc.(a)(b)	448,840
249,300	Kroger Co. (The)(a)	4,587,120
32,100	Lehman Brothers Holdings, Inc.	4,508,445
200,800	Microsoft Corp.	5,652,520
64,400	Monsanto Co.	5,448,884
63,800	Occidental Petroleum Corp.(b)	6,233,898
100,500	PepsiCo, Inc.	5,746,590
46,600	Phelps Dodge Corp.	7,479,300
89,800	Praxair, Inc.	4,730,664
106,402	Procter & Gamble Co. (The)	6,302,190
48,200	QUALCOMM, Inc.	2,311,672
236,116	Sprint Nextel Corp.	5,404,695
120,700	St. Jude Medical, Inc.(a)	5,929,991
176,600	TXU Corp.	8,943,024
117,800	UCBH Holdings, Inc.	2,043,830
81,300	UnitedHealth Group, Inc.	4,830,846
164,100	Verizon Communications, Inc.	5,195,406
111,900	Wal-Mart Stores, Inc.	5,159,709
206,700	Waste Management, Inc.	6,527,586
35,500	WellPoint, Inc.(a)	2,726,400
123,200	Yahoo! Inc.(a)	4,230,688

		179,736,578

	Total long-term investments (cost $304,627,253)	425,063,641

SHORT-TERM INVESTMENTS 12.0%

Mutual Fund
51,876,050	Dryden Core Investment Fund - Taxable Money Market Series(c)(d) (cost $51,876,050; includes $48,394,975 of cash collateral received for securities on loan)	51,876,050

	Total Investments 110.2% (cost $356,503,303)(e)	476,939,691

	Liabilities in excess of other assets (10.2%)	(43,970,263)

	Net Assets 100.0%	$432,969,428

ADR – American Depositary Receipt.

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $46,994,595; cash collateral of $48,394,975 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$356,731,147	$122,877,211	$2,668,667	$120,208,544

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2006 was as follows:

Mutual Fund (including 11.2% of collateral received for securities on loan)	12.0%
Commercial Banks	9.2
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	5.3
Chemicals	5.1
Food & Staples Retailing	4.8
Specialty Retail	4.7
Real Estate	4.2
Software	3.7
Energy Equipment & Services	3.4
Capital Markets	3.2
Biotechnology	3.0
Internet Software & Services	3.0
Health Care Equipment & Supplies	2.9
Metals & Mining	2.8
Semiconductors & Semiconductor Equipment	2.8
Diversified Telecommunication Services	2.3
Consumer Finance	2.2
Independent Power Producers & Energy Traders	2.1
Industrial Conglomerates	2.0
Multi-Utilities	2.0
Electrical Equipment	1.7
Health Care Providers & Services	1.7
Trading Companies & Distributors	1.7
Computers & Peripherals	1.6
Commercial Services & Supplies	1.5
Food Products	1.5
Household Products	1.5
Media	1.5
Automobiles	1.4
Beverages	1.3
Insurance	1.2
Wireless Telecommunication Services	1.2
Multiline Retail	1.1
Construction Materials	0.6
Aerospace & Defense	0.5
Communications Equipment	0.5
Machinery	0.4

110.2
Liabilities in excess of other assets	(10.2)

Total	100.0%

Strategic Partners International Value Fund

Schedule of Investments

as of January 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS 98.2%

Australia — 2.2%
171,288	Bluescope Steel Ltd.	$1,016,951
37,500	Commonwealth Bank of Australia	1,269,591
356,182	CSR Ltd.	1,145,115
63,168	David Jones Ltd.	103,936
144,135	Santos Ltd.	1,431,700
379,203	Telestra Corp. Ltd.	1,144,369

		6,111,662

Austria — 0.4%
5,295	Boehler-Uddeholm AG	1,023,689

Belgium — 0.5%
10,328	Dexia	253,889
37,400	Fortis	1,301,142

		1,555,031

Brazil — 1.1%
74,377	Empresa Brasileira de Aeronautica SA, ADR	3,023,425

Canada — 2.8%
52,300	Canadian Natural Resources Ltd.	3,241,631
62,272	Rogers Communications, Inc. (Class “B” Stock)	2,738,973
74,766	Shaw Communications, Inc.	1,818,198

		7,798,802

China — 1.7%
5,352,034	China Petroleum Chemical Corp. (Class “H” Stock)	3,259,755
1,136,900	China Shenhua Energy Co. Ltd. (Class “H” Stock) (a)	1,509,467

		4,769,222

Denmark — 1.4%
4,365	Danisco A/S	332,924
26,845	Danske Bank A/S	942,900
48,579	Novo Nordisk A/S	2,720,560

		3,996,384

Finland — 0.9%
57,600	Rautaruukki Oyj	1,740,025
39,159	Sampo Oyj (Class “A” Stock)	763,251

		2,503,276

France — 7.0%
29,923	BNP Paribas	2,668,904
13,300	Bouygues SA	729,210
43,345	Carrefour SA	2,046,792
5,603	Ciments Francais SA	779,575
7,696	CNP Assurances	668,656
17,855	Compagnie Generale des Establissements Michelin (Class “B” Stock)	1,066,388
46,300	JC Decaux SA	1,149,989
5,400	Natexis Banques Populaires	1,011,179

Shares	Description	Value
19,518	PSA Peugeot Citroen SA	$1,159,070
8,805	Renault SA	831,347
36,494	Sanofi-Aventis	3,345,897
8,066	Societe Generale	1,065,417
71,483	Suez SA	2,644,108
2,217	Total SA	612,077

		19,778,609

Germany — 6.9%
10,158	Adidas-Salomon AG	2,124,325
29,677	BASF AG	2,338,992
23,397	Deutsche Bank AG (Reg’d)	2,512,731
21,687	Deutsche Boerse AG	2,743,355
44,200	Deutsche Telekom AG (Reg’d)	699,840
49,408	Fraport AG	3,146,012
650	Fresenius AG	101,536
21,242	MAN AG (a)	1,220,665
15,400	Merck KGAA	1,605,796
16,400	Salzgitter AG (a)	1,125,963
52,519	ThyssenKrup AG	1,344,023
22,719	TUI AG	482,296

		19,445,534

Greece — 0.7%
55,500	OPAP SA	2,086,628

Guernsey — 1.1%
96,994	Amdocs Ltd. (a)	3,123,207

Hong Kong — 2.4%
1,088,558	Chaoda Modern Agriculture Holdings Ltd. (a)	670,022
684,412	China Merchants Holdings International Co. Ltd.	1,777,694
230,000	Citic Pacific Ltd.	681,899
630,748	Hong Kong Exchanges and Clearing Ltd.	3,077,414
211,647	Orient Overseas International Ltd. (a)	706,604

		6,913,633

India — 0.3%
23,968	ICICI Bank Ltd., ADR	753,074

Ireland — 0.1%
3,800	Irish Life & Permanent PLC	81,039

Israel — 1.1%
75,300	Teva Pharmaceutical Industries Ltd., ADR	3,210,039

Italy — 1.5%
72,700	Banca Popolare Italiana SpA	726,170
56,305	Benetton Group SpA	681,456
62,801	Eni SpA	1,898,667

Shares	Description	Value
174,200	IFIL SpA	$836,136

		4,142,429

Japan — 20.2%
37,373	Alpine Electronics, Inc.	507,843
48,025	Alps Electric Co. Ltd.	677,971
42,853	Asahi Breweries Ltd.	537,740
87,000	Asahi Kasei Corp.	592,583
233,718	Bank of Fukuoka Ltd. (The)	2,010,327
331,820	Bank of Yokohama Ltd. (The)	2,687,260
1,054	CMK Corp.	22,463
192,714	Cosmo Oil Co. Ltd.	1,007,064
192,714	Denki Kagaku Kogyo KK	878,922
41,661	Hitachi Koko Co. Ltd.	742,266
229,656	Hitachi Ltd.	1,619,074
46,547	Hokkaido Electric Power Co., Inc.	1,041,608
104,053	Hokuetsu Paper Mills Ltd.	531,331
40,413	Honda Motor Co. Ltd.	2,294,451
46,855	Hosiden Corp.	554,807
47,359	Japan Securities Finance Co. Ltd.	540,588
120,677	Kaken Pharmaceutical Co. Ltd.	977,308
30,100	Kansai Electric Power Co., Inc. (The)	676,131
224,000	Kurabo Industries Ltd.	771,459
190,500	Marubeni Corp.	1,016,606
164	Millea Holdings, Inc.	3,145,646
167,778	Mitsubishi Chemical Holdings Corp.	1,072,704
157,000	Nippon Oil Corp.	1,246,042
431	Nippon Telegraph and Telephone Corp.	1,998,755
32,016	Nipro Corp.	477,354
132,930	Nissan Motor Co. Ltd.	1,495,824
182,247	NSK Ltd.	1,350,093
700	NTT Docomo, Inc.	1,133,797
56,644	Okasan Holdings, Inc.	665,406
314,007	Osaka Gas Co. Ltd.	1,129,628
13,734	Promise Co. Ltd.	796,140
108,979	Rengo Co. Ltd.	644,742
49,500	Secom Co. Ltd.	2,561,400
162,100	Sharp Corp.	2,964,106
112,400	Shiseido Co. Ltd.	2,155,918
251	Sumitomo Osaka Cement Co. Ltd.	792
107,731	Sumitomo Trust & Banking Co. Ltd. (The)	1,185,633
16,519	Takefuji Corp.	994,196
100,359	Tanabe Seiyaku Co. Ltd.	1,074,557
28,300	Tohoku Electric Power Co., Inc.	609,160
614,900	Tokyo Gas Co. Ltd.	2,856,831
27,830	Tostem Inax Holding Corp.	584,808
123,566	Toyota Motor Corp.	6,404,512
40,020	UNY Co. Ltd.	626,715

		56,862,561

Korea — 3.1%
29,920	Hyundai Motor Co.	2,704,633
18,021	Kookmin Bank	1,430,994
3,345	Samsung Electronics Co. Ltd.	2,566,008

Shares	Description	Value
48,562	Shinhan Financial Group Co. Ltd.	$2,066,522

		8,768,157

Liechtenstein — 0.3%
4,741	Verwaltungs und Privat Bank AG	874,440

Mexico — 2.4%
124,613	America Movil SA de CV, ADR	4,203,196
456,099	Wal-Mart de Mexico SA de CV	2,657,210

		6,860,406

Netherlands — 2.7%
38,974	ABN AMRO Holding NV	1,082,164
43,600	Aegon NV	704,644
48,257	Euronext NV	2,970,103
79,548	ING Groep NV	2,838,998

		7,595,909

Portugal — 0.3%
220,200	Energias de Portugal SA	725,134

Russia — 0.8%
28,400	Lukoil-Spon ADR	2,172,600

Singapore — 0.4%
461,960	Mobileone Ltd. (a)	626,541
337,941	Neptune Orient Lines Ltd.	518,755

		1,145,296

Spain — 2.9%
49,441	Banco Santander Central Hispano SA	711,329
7,800	Compania Espanola de Petroleos SA	421,780
75,000	Endesa SA	2,159,939
62,247	Repsol YPF SA	1,687,524
63,216	Sogecable SA	2,592,583
17,978	Union Fenosa SA	677,228

		8,250,383

Sweden — 1.0%
33,800	Electrolux AB, Series B	903,517
183,786	Nordea Bank AB	1,978,445

		2,881,962

Switzerland — 7.0%
2,217	Ciba Specialty Chemicals AG	140,811
1,909	Georg Fischer AG (a)	716,370
3,879	Givaudan SA (Reg’d)	2,759,553
6,918	Logitech International (a)	294,101
44,043	Novartis AG (Reg’d)	2,418,412
2,463	Rieter Holdings AG	811,078
18,225	Roche Holding AG, ADR	2,879,620
1,800	Swisscom AG	552,974
5,900	Syngenta AG	749,931

Shares	Description	Value
63,622	UBS AG (Reg’d)	$6,917,328
7,156	Zurich Financial Services AG (Reg’d)	1,567,273

		19,807,451

United Kingdom — 23.6%
63,800	Alliance & Leicester PLC	1,139,549
75,916	Arriva PLC	792,775
13,600	AstraZeneca PLC	658,576
152,940	Aviva PLC	1,960,351
167,717	BAE SYSTEMS PLC	1,244,205
421,921	Barclays PLC	4,511,119
52,150	Boots Group PLC	590,052
64,800	BP PLC	779,292
53,216	BP PLC, ADR	3,848,049
183,355	Bradford & Bingley PLC	1,354,506
531,164	BT Group PLC	1,941,866
251,972	Cadbury Schweppes PLC	2,474,401
68,300	Dairy Crest Group PLC	600,242
304,464	DSG International PLC	950,587
111,565	Firstgroup PLC	803,329
131,100	GKN PLC	692,688
141,607	GlaxoSmithKline PLC	3,622,616
121,293	HBOS PLC	2,133,001
32,300	Irish Life & Permanent PLC	692,754
54,900	Kelda Group PLC	764,738
299,538	Legal & General PLC	667,434
547,789	Lloyds TSB Group PLC	4,965,194
122,278	Mitchells & Butlers PLC	885,363
104,500	Next PLC	3,221,763
221,098	Northern Foods PLC	532,970
225,469	Northumbrian Water Group PLC	972,696
470,025	Old Mutual PLC	1,609,646
452,500	Pilkington PLC	1,255,804
58,900	Rio Tinto PLC	3,004,150
85,400	Royal Bank of Scotland Group PLC	2,643,540
49,700	Royal Dutch Shell (Class “A” Stock)	1,692,218
86,200	Royal Dutch Shell PLC	3,091,551
175,536	Scottish Power PLC	1,789,367
259,641	Shanks Group PLC	785,237
80,657	Tate & Lyle PLC	826,501
335,085	Tesco PLC	1,895,662
141,488	TT Electronics PLC	427,905
32,580	Viridian Group PLC	544,826
196,729	Vodafone Group PLC, ADR	4,152,949

		66,519,472
United States — 1.4%
32,140	Schlumberger Ltd.	4,096,243

	Total Common Stocks (cost $214,187,015)	276,875,697

PREFERRED STOCKS 0.5%

Norway — 0.5%
11,200	Norsk Hydro ASA (cost $884,645)	1,374,621

Shares	Description	Value
	Total Long-Term Investments (cost $215,071,660)	278,250,318

SHORT-TERM INVESTMENT 0.9%
MONEY MARKET MUTUAL FUND
2,367,256	Dryden Core Investment Fund - Taxable Money Market Series (cost $2,367,256) (b)	$2,367,256
	Total Investments—99.6% (cost $217,438,916)(c)	280,617,574
	Other assets in excess of liabilities(d) —0.4%	1,189,706

	Net Assets —100%	$281,807,280

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(c)	The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of January 31, 2006 were as follows:

Tax Basis of lnvestments	Appreciation	Depreciation	Net Unrealized Appreciation
$215,783,403	$67,259,801	$2,425,630	$64,834,171

The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(d)	Other assets in excess of liabilities include net unrealized appreciation (depreciation), on foreign currency contracts as follows:

Forward Foreign currency exchange contracts outstanding at January 31, 2006:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Sold:
Euro Currency 4,600,000 expiring 04/04/06	$5,587,758	$5,610,225	$(22,467)
Euro Currency 3,880,000 expiring 04/04/06	4,593,921	4,732,103	(138,182)
Japanese Yen 389,030,000 expiring 06/01/06	3,330,765	3,368,425	(37,660)
Japanese Yen 778,060,000 expiring 06/01/06	6,753,465	6,736,850	16,615
Mexican Peso 71,880,000 expiring 06/06/06	6,736,013	6,812,114	(76,101)
Pound Sterling 2,520,000 expiring 06/05/06	4,355,947	4,486,596	(130,649)

			$(388,444)

Strategic Partners International Value Fund

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2006 was as follows:

Financial Services	24.1%
Oil, Gas & Consumable Fuels	12.7
Telecommunications	9.1
Pharmaceuticals	7.4
Utilities	4.7
Automobile Manufacturers	4.3
Metals & Mining	4.3
Retail & Merchandising	3.2
Insurance	3.1
Chemicals	3.0
Electronic Components	2.8
Foods	2.2
Automotive Parts	1.8
Business Services	1.7
Cable Television	1.6
Aerospace	1.5
Building Materials	1.3
Clothing & Apparel	1.3
Diversified Operations	1.2
Semiconductors	1.1
Money Market Mutual Fund	0.9
Transportation	0.8
Cosmetics/Personal Care	0.8
Gaming	0.7
Medical Supplies & Equipment	0.7
Machinery & Equipment	0.7
Paper & Forest Products	0.5
Advertising	0.4
Consumer Products & Services	0.4
Environmental Services	0.3
Real Estate	0.3
Agricultural Operations	0.2
Beverages	0.2
Entertainment & Leisure	0.2
Computers	0.1

99.6
Other assets in excess of liabilities	0.4

Total	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current forward rate applicable to the respective contracts.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	March 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 30, 2006

*	Print the name and title of each signing officer under his or her signature.